Leases - Lease Expense and Supplemental Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease cost
Operating lease cost	$ 1,210	$ 610	$ 3,434	$ 1,058	$ 1,764	$ 1,600	$ 1,708
Short-term lease cost	187	241	636	523	720	349	317
Sublease income					0	(74)	(42)
Total lease cost	1,463	851	4,243	1,581	2,484	1,875	1,983
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 1,150	723	3,277	1,506	1,856	991	1,407
Right-of-use assets obtained in exchange for new operating lease liabilities		$ 3,515	$ 6,895	$ 8,141	$ 14,293	$ 486	$ 935